Liabilities related to associates and joint ventures (Details Narrative) $ in Millions, R$ in Billions	1 Months Ended						6 Months Ended			12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 BRL (R$)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 BRL (R$)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 BRL (R$)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)
Liabilities Related To Associates And Joint Ventures
Discounted rate							6.44%	6.44%		5.22%
Interest and monetary adjustments							$ 28,000	R$ 155.0
Judicial deposits											$ 1,900	R$ 10.3
Payment of collective moral damages			$ 8,600	R$ 47.6
Conviction value for moral damages	$ 8,400	R$ 46.7
Federal tax and social security debts					$ 2,000	R$ 11.0
Potential loss							6		$ 11
Financial debt held by creditors										$ 4,800
Long-term unsecured debt										$ 3,900
Fund of reparation and compensation programs							1,000
Deferred income tax asset over the provision							$ 1,078